Fair Value Disclosures - Fair Value Option (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures
Loans Receivable, Fair Value Disclosure	$ 15	$ 18
Loans Held for Sale, Fair Value	852	1,065
UPB	828	1,056
Difference	24	9
Trading loans
Fair Value Disclosures
Trading Loans, Fair Value	1,575	1,960
UPB	1,664	2,101
Difference	(89)	(141)
Loans and leases
Fair Value Disclosures
UPB	16	20
Difference	$ (1)	$ (2)